Convertible Instruments and Accrued Interest - Convertible notes and accrued interest (Details) - $ / shares	Apr. 23, 2021	Apr. 02, 2021
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Interest rate		10.00%
Conversion price per share		$ 10.00
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Interest rate	10.00%
Conversion price per share	$ 10.00